Common Stock Equivalents	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Common Stock Equivalents [Abstract]
COMMON STOCK EQUIVALENTS
8.   COMMON STOCK EQUIVALENTS

SUBSCRIPTION WARRANTS

In connection with a private offering initiated on January 28, 2013, the Company issued 4,990,000 shares of its common stock and issued warrants to purchase 4,990,000 shares of its common stock at an exercise price of $2.25 per share to 14 accredited investors during the period of January 28, 2013 through June 11, 2013 for $2,208,000, net of issuance costs of $242,000.  The warrants expire three years from the date of issuance and vest immediately.  The amount allocated to the warrants based on the relative fair value of the warrants issued was estimated at approximately $1,772,320 using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of ranging from 140% - 467% based on historical volatility; (2) an interest rate ranging from 0.35% - 0.42%; (3) expected life of 3 years and (4) zero dividend yield.  The fair value of the options was determined based on the respective closing price on the dates of the grants.

In connection with a private offering during the period of July 1, 2013 through September 30, 2013 the Company issued 2,550,000 shares of its common stock valued at $368,073 and warrants to purchase 2,550,000 shares of the Company’s common stock at $2.25 per share which vest immediately and expire three years from date of issuance.  The Company had received a total of $756,695, net of issuance costs.   The amount allocated to the warrants based on the relative fair value of the warrants issued was estimated at approximately $388,622 using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of ranging from 138% - 142% based on historical volatility; (2) an interest rate ranging from 0.48% - 0.82%; (3) expected life of 3 years and (4) zero dividend yield.  The fair value of the warrants was determined based on the respective closing price on the dates of the grant.

COMPENSATION AND SERVICE WARRANTS AND OPTIONS

On November 30, 2012, the Company’s Board of Directors and a majority of the Company’s shareholders approved the Company’s 2012 Omnibus Incentive Plan (the “2012 Plan”).  On January 11, 2013, the Board of Directors of the Company approved the Company’s 2013 Omnibus Incentive Plan (the “2013 Plan”, collectively “the Plans”).  The 2013 Plan was approved by a majority of the Company’s shareholders on February 13, 2013. The Plans enable the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock and dividend equivalent rights to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the Plan may be Non-Qualified Stock Options or Incentive Stock Options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an affiliate shall in all cases be Non-Qualified Stock Options. The Plans are to be administered by the Board, which shall have discretion over the awards and grants thereunder. The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant.  The aggregate maximum number of shares of Common Stock for which stock options or awards may be granted pursuant to  the  Plan is 5,000,000 each, adjusted as provided in Section 11 of the Plan. The Plans expires on December 1, 2014 and December 1, 2015, respectively. In conjunction with the 2012 Plan, the Company recognized compensation expense for the three month and nine month period ended September 30, 2013 of $526,039 and $1,565,104.  As of September 30, 2013, there was $4,676,757 of unrecognized expense that will be recognized over 2.25 years.  As of September 30, 2013, 4,350,000 options were outstanding and none were exercisable.  In conjunction with the 2013 Plan, the Company issued 1,100,289 restricted shares valued at $1,427,485 and options to purchase 870,665 shares of Company’s common stock valued at $884,829 using the Black-Scholes valuation model and the following assumptions: (1) expected volatility ranging from 138% - 760% based on historical volatility; (2) an interest rate ranging from 0.3% - 0.79% (3) expected life ranging from 2.5 – 3.5 years and (4) zero dividend yield.  The stock price was determined based on the closing price on the date of the grant. As of September 30, 2013, 870,655 options were outstanding of which 856,665 options to purchase the Company’s stock were exercisable. As of September 30, 2013 there was $24,134 of unrecognized expense to be recognized over 1.25 years

On January 11, 2013, the Company issued 12,000 options from the 2013 Omnibus Plan at an exercise price of $1.50 per share of the of the Company’s common stock to the Company’s newly appointed Board member as part of his compensation package.  The options vest ratably over two years from date of issuance and expire on January 11, 2018.  The fair value of the options issued on the date of the grant was estimated at $17,880, which will be recognized over the service period, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of  760% based on historical volatility; (2) an interest rate of 0.43%; (3) expected life of 3.5 years and (4) zero dividend yield.  The stock price was determined based on the closing price on the date of the grant.

During the period of March 22, 2013 through June 12, 2013, the Company issued to a shareholder warrants to purchase 848,000 shares of the Company’s common stock in connection with the procurement of investor capital.  The warrants vest immediately and expire five years from date of issuance; 424,000 warrants have an exercise price of $0.50 and the remaining 424,000 warrants have an exercise price of $2.25.  The fair value of the warrants issued on the date of the grant was estimated at $1,008,457, which was recorded as a reduction of the proceeds and an increase and decrease of additional paid in capital, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility ranging from 142% - 146% based on historical volatility; (2) an interest rate ranging from 0.80% - 1.15%; (3) expected life of 5 years and (4) zero dividend yield.  The stock price was based on the closing price of the stock on the date of the grant.

On April 1, 2013, the Company issued 150,000 options under the 2013 Omnibus Incentive Plan to a company for the procurement of investor capital.  The options expire in five years from date of issuance and have an exercise price of $0.50.  The fair value of the options issued on the date of the grant was estimated at $187,431 which was recorded as an increase and decrease of working capital, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 435% based on historical volatility; (2) an interest rate of 0.30%; (3) expected life of 2.5 years and (4) zero dividend yield.  The stock price was determined based on the closing price on the date of the grant.

On April 29, 2013, the Company issued a warrant to a company that is owned by the Chief Executive Officer of the Company and is a shareholder of the Company to purchase 2,200,000 shares of the Company’s common stock to replace a warrant grant to purchase 2,200,000 shares of the Company’s common stock which had recently expired and was issued for services rendered.  The warrant vests immediately, expires three years from date of issuance and have an exercise price of $1.31.  The fair value of the warrants issued on the date of the grant was estimated at $2,253,119, which was recognized when issued and was recorded as compensation expense on the accompanying Statement of Operations, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 144% based on historical volatility; (2) an interest rate of 0.32%; (3) expected life of 3 years and (4) zero dividend yield.  The stock price was determined based on the closing price on the date of the grant.

On August 26, 2013 the Company issued a warrant to a company that is owned by the Chief Executive Officer of the Company and is a shareholder of the Company to purchase 3,433,335 shares of the Company’s common stock to replace a grant of a warrant to purchase 3,433,335 shares of the Company’s common stock which had recently expired and was issued for services rendered.  The warrant vests immediately, expire three years from date of issuance and have an exercise price of $1.29.  The fair value of the warrants issued on the date of the grant was estimated at $3,380,926, which was recognized when issued and was recorded as compensation expense on the accompanying Statement of Operations, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 138% based on historical volatility; (2) an interest rate of 0.79%; (3) expected life of 3 years and (4) zero dividend yield.  The stock price was determined based on the closing price on the date of the grant.

On August 26, 2013, the Company issued 10,000 options to the President of the Company and 686,665 options to an employee of the Company under the Company’s 2013 Omnibus Incentive Plan to replace options which had recently expired and was issued for services rendered.  The options vest immediately, expire three years from date of issuance and have an exercise price of $1.28.  The aggregate fair value of the options issued on the date of the grant was estimated at $686,833 which was recognized when issued and was recorded as compensation expense on the accompanying Statement of Operations, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 138% based on historical volatility; (2) an interest rate of 0.79%; (3) expected life of 3 years and (4) zero dividend yield as the terms of each grant were identical.  The stock price was determined based on the closing price on the date of the grant.

The Company’s policy, adopted on June 28, 2013, is to issue non-employee members of the Board of Directors $1,500 in cash and 5,000 options and or warrants for each Board meeting and each committee meeting of the Board of Directors. For the quarter ended September 30, 2013 and for the nine months then ended, the Company accrued $13,500 in cash fees and 10,000 warrants and 30,000 options yet to be issued.  The options and warrants vest in two years from date of issuance, expire five years from date of issuance and have an exercise price of $0.01 above the closing price of the stock on the meeting date; the date of the grant.  The fair value of the options and warrants issued on the dates of the grant was estimated at $40,021 which was recognized when issued, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility ranging from 136% - 143% based on historical volatility; (2) an interest rate ranging from 0.77% - 0.88%; (3) expected life of 3.5 years and (4) zero dividend yield.  The stock price was determined based on the closing price on the dates of the grant.

The Company recognized compensation cost related to the vesting of these warrants and options for the three and nine months ended September 30, 2013 and 2012 of $4,602,653, $142,864, $7,910,076, $379,514 and $8,753,975 for the period of September 3, 2009 (inception) to September 30, 2013, respectively.

The fair value of all warrant issuances was computed using the Black-Scholes Model, incorporating transaction details such as stock price, contractual terms, maturity and risk free rates, as well as assumptions about future financing, volatility and holder behavior.

The following table accounts for the Company’s options activity for the nine months ended September 30, 2013:

	Number of shares	Weighted Average Exercise Price
Options outstanding at December 31, 2012	4,500,000	$1.46
Options granted	870,665	$1.15
Options exercised	-	-
Options forfeited/canceled	(150,000)	$1.46
Options outstanding at September 30, 2013	5,220,665	$1.41

The number of exercisable options at September 30, 2013 is 846,665.  None of the options outstanding at September 30, 2013 have an intrinsic value.

The following table accounts for the Company’s warrant activity for the nine months ended September 30, 2013:

	Number of shares	Weighted Average Exercise Price
Warrants outstanding at December 31, 2012	11,295,969	$3.50
Warrants granted	14,951,335	$1.84
Warrants exercised	-	-
Warrants forfeited/canceled	(8,417,165)	$4.03
Warrants outstanding at September 30, 2013	17,830,139	$1.85

The number of exercisable warrants at September 30, 2013 is 17,808,339.

Warrants Outstanding as of September 30, 2013
Range of Exercise Price	Number Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price

$0.50-$30.00	17,830,139	2.78	$1.85

Warrants Exercisable as of September 30, 2013
Range of Exercise Price	Number Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price

$0.50-$30.00	17,808,339	2.68	$1.85

6.        COMMON STOCK EQUIVALENTS

Subscription warrants

In connection with the closing of the Share Exchange Agreement, on December 7, 2009 the Company entered into a Subscription Agreement for the sale of 61,333 units of securities of the Company aggregating $920,000. Each unit consisted of one share of common stock and a warrant to purchase one share of Company’s common stock exercisable at $0.60 per share.  The exercise price was subject to a full ratchet reset feature. 16,667 of these warrants were cancelled in 2010.  The remaining warrants were adjusted due to a sale of common stock for cash at $3.00 per share, resulting in 446,665 warrants outstanding. The fair value of these warrants granted, were estimated on the date of grant, and recorded as a derivative liability. The derivative was re-measured at December 31, 2010 using their reset value yielding a gain on the change in fair value of $225,579 for the year ended December 31, 2010 and a loss in fair value of $1,182,375 during the period from September 3, 2009 through December 31, 2009, the outstanding liability for the related derivative liability was $636,220 at December 31, 2010. As further disclosed in Note 5, in October 2011, the warrant holders agreed to the cancellation of their outstanding warrants in exchange for 565,000 shares of common stock.  This agreement effectively eliminated the remaining derivative liability associated with these warrants of approximately $80,000.

As of May 5, 2010, 3,834 additional units aggregating $57,500 were issued under a private placement.  Each unit consisted of one share of common stock and a warrant to purchase one share of Company’s common stock exercisable at $30.00 per share.  The related warrants issued in this place did not contain a full ratchet reset.

In connection with the closing of the Share Exchange Agreement, on December 7, 2009 the Company also issued warrants to purchase 500,000 shares of Company’s common stock exercisable at $.60 per share.  The exercise price was subject to a full ratchet reset feature. These warrants were adjusted due to a sale of common stock for cash at $3.00 per share, resulting in 100,000 warrants. The derivative for these 100,000 warrants was re-measured at December 31, 2010 yielding a derivative liability of $129,749, resulting in a gain on change in fair value for the year ended December 31, 2010 of $15,589 and a loss in fair value of $1,182,375 during the period from September 3, 2009 through December 31, 2009. The outstanding liability for the related derivative liability was $129,749 at December 31, 2010. In October 2011, the Company executed an agreement with the warrant holder which eliminated the reset feature of these warrants. As a result of this agreement, the derivative liability associated with the reset is no longer present and the gain on the remaining fair value of approximately $17,500 was recognized.

In connection with a private offering initiated on October 24, 2012, the Company issued 525,000 shares of its common stock and issued warrants to purchase 525,000 shares of its common stock at price of $2.25 per share to two accredited investors during the period of October 24, 2012 through November 14, 2012.  The warrants expire three years from the date of issuance.  The amount allocated to the warrants based on the relative fair value of the warrants issued was estimated at approximately $308,000.

Compensation warrants and options

On April 1, 2010, the Company issued 55,000 warrants to purchase shares of the Company’s common stock, 5,000 at an exercise price of $15.00 and 50,000 warrants exercisable at $30.00 per share.

On April 12, 2010, the Company issued 5,000 warrants to purchase shares exercisable at $42.50 per share.  The fair value of these warrants, estimated on the date of grant, was recorded as a expense for consulting services of $32,355.

On April 27, 2010, the Company issued warrants to purchase 440,000 shares of Company’s common stock exercisable at $15 per share. The exercise price of these 440,000 shares was subject to a full ratchet reset feature.  These warrants were adjusted in June 2011 due to a sale of common stock for cash at $3.00 per share, resulting in 2,200,000 warrants.  The fair value of all of these warrants, estimated on the date of grant, was recorded as compensation expense of $3,099,009.

On August 25, 2010, the Company issued 1,033,433 warrants to purchase shares of the Company’s common stock exercisable at $15 per share.  The exercise price of these warrants was subject to a full ratchet reset feature. These warrants were adjusted in June 2011 due to a sale of common stock for cash at $3.00 per share, resulting in 5,167,565 warrants. The Company also issued 10,000 warrants to purchase shares of the Company’s common stock exercisable at $51.50 per share.   The fair value of all of the warrants, estimated on the date of grant, was recorded as compensation expense of $3,896,075.

On February 17, 2011, the Company issued 50,000 warrants to purchase shares of the Company’s common stock exercisable at $20 per share.  The fair value of all of the warrants, estimated on the date of grant, was recorded as compensation expense of $ 483,583.

On July 18, 2011, the Company issued 1,277,170 warrants to purchase shares of the Company’s common stock exercisable at $1.66 per share.  The fair value of all of the warrants, estimated on the date of grant, was recorded as other operating incentive expense of   $528,111.

On August 10, 2011, the Company issued 200,000 warrants to purchase shares of the Company’s common stock exercisable at $2.50 per share; 500,000 warrants to purchase shares of the Company’s common stock exercisable at $5.00 per share; 500,000 warrants to purchase shares of the Company’s common stock exercisable at $7.50 per share; and 500,000 warrants to purchase shares of the Company’s common stock exercisable at $10.00.  The fair value of all of these warrants, estimated on the date of grant, was recorded as consulting compensation expense of $81,633.

On September 23, 2011, the Company issued 100,000 warrants to purchase shares of the Company’s common stock exercisable at $3.00 per share.  The exercise price was subject to a full ratchet reset feature. As a result, the fair value of these warrants, estimated on the date of grant, was recorded as a derivative liability and related discount of short-term notes of $20,751. On October 24, 2011, the warrants were amended to remove the ratchet feature and the exercise price was reduced to a $1.00 per share. The note was paid in full in November 2011 and the remaining discount recorded as interest expense.

On November 15, 2011, the Company issued 250,000 warrants to purchase shares of the Company’s common stock exercisable at $1.50 per share.  The fair value of all of the warrants, estimated on the date of grant, was recorded as consulting compensation expense of $77,993.

In October 2011, the Company executed agreements with certain employees and consultants which eliminated the reset feature of 7,467,165 warrants. As of December 31, 2011 all outstanding warrants have fixed exercise prices.

On January 16, 2012, the Company, in connection with the hire of a Chief Operating Officer, issued 1,000,000 warrants, at an exercise price of $1.75 per warrant that vest over a three year period, subject to continued employment. The warrants expire as follows: 300,000 on January 16, 2016, 300,000 warrants expire on January 16, 2017 and 400,000 warrants expire on January 16, 2018.  The Chief Operating Officer resigned his position from the Company on October 3, 2012.

On March 19, 2012, the Company, in connection with the hire of an employee, issued 15,000 warrants, at an exercise price of $1.75 per warrant that vest over a three year period, subject to continued employment. The warrants expire as follows: 5,000 on March 19, 2016, 5,000 warrants expire on March 19, 2017 and 5,000 warrants expire on March 19, 2018.

On August 21, 2012, the Company issued 250,000 warrants at an exercise price of $1.00 per share of the Company’s common stock for the successful procurement of a $2,500,000 equity investment in the Company. The warrants expire on June 28, 2017.

On November 30, 2012, the Board of Directors the Company, as well as a majority of the Company’s shareholders, approved the Company’s 2012 Omnibus Incentive Plan (the “Plan”), which enables the Company to  grant stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock and dividend equivalent rights to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company.  On December 28, 2012, we issued options to 13 employees and three consultants to purchase 4,500,000 shares of our common stock at an average price of $1.49 per share.  All options vest ratably over three years and expire on December 27, 2017.

On December 7, 2012, the Company issued 100,000 warrants at an exercise price of $1.59 per share of the Company’s common stock for service rendered to a company owned by the Chief Executive Officer. The warrants expire on December 7, 2015.

On December 14, 2013, the Company issued 10,000 warrants at an exercise price of $1.00 per share of the of the Company’s common stock to the Company’s newly appointed Chairman of the Board of Directors as part of his compensation package.  The warrants vest ratably over two years from date of issuance and expire on December 13, 2015.  In conjunction with this issuance, the Company issued 1,800 warrants to a firm which introduced the Chairman of the Board of Directors to the Company.  The terms of the issuance to the firm were identical to the terms of the issuance to the Chairman of the Board of Directors.

The fair value of warrants and options pertaining to compensation on the date of the grant issued for the year ended December 31, 2012, was estimated at approximately $8,760,000, which will be recognized over the respective service periods. The fair value of the warrants on the grant date was estimated using a Black-Scholes valuation model and the following assumptions:

	Strike Price	Historical Volatility	Discount Rate	Expected Life (Years)	Dividend Yield
Compensation warrants	$1.00 - $1.75	258% - 488%	0.21% - 2.11%	2.79 – 3.00	0%
Compensation options	$1.46 - $1.61	264%	0.42%	3.47	0%

The fair value of the warrants was determined based on the closing price of the Company’s common stock on the date of grant. The Company recognized compensation cost related to the vesting of these options and warrants of $570,201 and $1,171,320 for the years ended December 31, 2012 and 2011, respectively.

The fair value of all warrant issuances was computed using the Black-Scholes Model, incorporating transaction details such as stock price, contractual terms, maturity and risk free rates, as well as assumptions about future financing, volatility and holder behavior.

The following table summarizes outstanding warrants by Expiration Date at December 31, 2012:

	Exercise		Expiration
Quantity	Price		Date

5,000	$15.00		April 1, 2013
50,000	$3000		April 1, 2013
2,200,000	$3.00		April 27, 2013
500,000	$5.00		August 10, 2013
500,000	$7.50		August 10, 2013
500,000	$10.00		August 10, 2013
4,652,165	$3.00		August 25, 2013
10,000	$51.50		August 25, 2013
1,277,170	$1.66	*	July 13, 2014
65,000	$1.00		September 14, 2014
250,000	$1.50		November 15, 2014
20,000	$1.00		December 2, 2014
56,000	$1.00		December 11, 2014
5,000	$1.00		December 28, 2014
3,834	$30.00		May 5, 2015
100,000	$1.00		October 10, 2015
50,000	$1.00		October 12, 2015
500,000	$2.25		October 25, 2015
25,000	$2.25		November 14, 2015
100,000	$1.64		December 13, 2015
50,000	$20.00		January 11, 2016
5,000	$1.75		March 19, 2016
5,000	$1.75		March 19, 2017
250,000	$1.00		June 28, 2017
11,800	$1.00		December 13, 2017
5,000	$1.75		March 19, 2018
100,000	$1.00		September 22, 2018
11,295,968	Total

*Price may be lower if market closes at lower price on exercise date.

	Warrants Outstanding
Range of Exercise Price	Number Outstanding December 31 ,2012	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price

$1.00-$51.50	11,295,968	2.14	$3.50

	Warrants Exercisable
Range of Exercise Price	Number Outstanding December 31, 2012	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price

$1.00-$51.50	11,019,168	1.66	$3.56